Note 10 - Options and Warrants to Purchase Common Stock (Details) - Significant Assumptions Relating to the Valuation of Stock Options (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Note 10 - Options and Warrants to Purchase Common Stock (Details) - Significant Assumptions Relating to the Valuation of Stock Options [Line Items]
Dividend Yield	0.00%	0.00%
Expected Life (years)	5 years 6 months	4 years 146 days
Expected Volatility	56.10%	63.50%
Risk Free Interest Rate	1.79%	1.48%